FINANCIAL INSTRUMENTS (Detail Textuals) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 18, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets		$ 17,423	$ 10,138	$ 13,870
Unobservable inputs description		the risk-free rate for 10-year debentures issued by the government in the relevant market
Increase of available cash and cash equivalents		$ (426)	(3,287)	$ (209)
Percentage of future principal and interest cash flows by market interest rate		7.064%
Amount of measurement of future principal and interest cash flows by market interest rate		$ 97,291
VIDAA
Disclosure of detailed information about financial instruments [line items]
Investments in subsidiaries reported in separate financial statements	$ 25,000
Proportion of ownership interest in subsidiary	2.50%
Market risk | Australia, Dollars
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		14,027
Market risk | Israel, New Shekels
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		5,653
Market risk | Euro Member Countries, Euro
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		4,571
Market risk | Singapore, Dollars
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		2,981
Market risk | Canada, Dollars
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		2,692
Market risk | United Kingdom, Pounds
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		2,665
Market risk | Japan, Yen
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		2,040
Market risk | Other currencies
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		$ 1,493
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Percentage increase In interest rate		5.00%
Decrease in shareholders’ equity due increase in interest rate		$ 3,700
Increase of available cash and cash equivalents		2,800
Net effect of cash and cash equivalents		900
Leases, trade, and other payables
Disclosure of detailed information about financial instruments [line items]
Contractual obligation of financial liability		332,782	361,820
Leases, trade, and other payables | Less than one year (0-1)
Disclosure of detailed information about financial instruments [line items]
Contractual obligation of financial liability		$ 201,955	$ 239,240
Buyer 1 | Trade Receivable
Disclosure of detailed information about financial instruments [line items]
Buyer's percentage out of the total trade receivables		16.20%	15.70%
Buyer 2 | Trade Receivable
Disclosure of detailed information about financial instruments [line items]
Buyer's percentage out of the total trade receivables		16.50%	14.10%
Vendor | Leases, trade, and other payables
Disclosure of detailed information about financial instruments [line items]
Vendors percentage out of total trade payable		12.70%